Other Equity Instruments	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Other Equity Instruments
27. OTHER EQUITY INSTRUMENTS

	Interest rate		30 June 2022	31 December 2021
	%	Next call date	£m	£m
£300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	—	235
AT1 securities:
- £500m Perpetual Capital Securities	6.75	June 2024	496	496
- £750m Perpetual Capital Securities	7.375	June 2022	—	750
- £500m Perpetual Capital Securities	5.18	n/a	—	—
- £500m Perpetual Capital Securities	6.30	March 2025	500	500
- £210m Perpetual Capital Securities	4.25	March 2026	210	210
- £750m Perpetual Capital Securities	6.50	September 2027	750	—
			1,956	2,191
During H122, the £300m Step-up Callable Perpetual Reserve Capital Instruments were called for value on 14 February 2022 and redeemed at their principal amount.In June 2022, Santander UK plc purchased and redeemed the £750m 7.375% Perpetual Capital Securities and issued £750m 6.50% Perpetual Capital Securities, which were fully subscribed by the Company’s immediate parent company, Santander UK Group Holdings plc.